Form N-1A Cover	Apr. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE GABELLI VALUE 25 FUND INC.
Entity Central Index Key	0000853438
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Prospectus Date	Apr. 30, 2026